UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   61

Form 13F Information Table Value Total:   $98,385 (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      247     3572 SH       SOLE                                       3572
ALLSTATE CORP                  COM              020002101     1234    33792 SH       SOLE                                      33792
ALTRIA GROUP INC               COM              02209S103     2822    64426 SH       SOLE                                      64426
AMERICAN INTERNATIONAL GROUP I COM              026874107     1031    17875 SH       SOLE                                      17875
AOL TIME WARNER INC            COM              00184A105     1325    87673 SH       SOLE                                      87673
APPLERA APPLIED BIOSYSTEMS     COM                             455    20379 SH       SOLE                                      20379
APPLIED MATERIALS INC          COM              038222105     3176   175091 SH       SOLE                                     175091
BANK OF NEW YORK CO INC        COM              064057102     1156    39695 SH       SOLE                                      39695
BELLSOUTH CORP                 COM              079860102      609    25725 SH       SOLE                                      25725
BP  PLC ADR                    COM              055622104      998    23694 SH       SOLE                                      23694
BRISTOL MYERS SQUIBB CO        COM              110122108     1054    41086 SH       SOLE                                      41086
CHEMUNG FINANCIAL CORP         COM              164024101      265     8392 SH       SOLE                                       8392
CHEVRONTEXACO CORP             COM              166764100     2252    31517 SH       SOLE                                      31517
CISCO SYSTEMS INC              COM              17275R102     3779   193402 SH       SOLE                                     193402
CITIGROUP INC                  COM              172967101     1155    25382 SH       SOLE                                      25382
COCA-COLA CO                   COM              191216100     1944    45257 SH       SOLE                                      45257
CORNING INC                    COM              219350105     4836   513330 SH       SOLE                                     513330
DELL INC                       COM              247025109     2445    73216 SH       SOLE                                      73216
E S & L BANCORP INC.           COM              269079109     5347   175300 SH       SOLE                                     175300
ELMIRA SAVINGS BANK            COM              289660102      600    20703 SH       SOLE                                      20703
EMC CORP                       COM              268648102      467    36950 SH       SOLE                                      36950
ETHAN ALLEN INTERIORS          COM              297602104     1867    51850 SH       SOLE                                      51850
EXXON MOBIL CORP               COM              30231G102     2694    73594 SH       SOLE                                      73594
FANNIE MAE                     COM              313586109     2403    34233 SH       SOLE                                      34233
GANNETT CO INC DEL             COM              364730101     3418    44068 SH       SOLE                                      44068
GENERAL ELECTRIC CO            COM              369604103     6229   208953 SH       SOLE                                     208953
GLAXOSMITHKLINE PLC ADRF       COM              37733W105      261     6150 SH       SOLE                                       6150
GUIDANT CORP                   COM              401698105     1620    34582 SH       SOLE                                      34582
HARDINGE INC                   COM              412324303      256    30956 SH       SOLE                                      30956
HARTFORD FINL SVCS GRP         COM              416515104      480     9115 SH       SOLE                                       9115
HOME DEPOT INC                 COM              437076102     2700    84786 SH       SOLE                                      84786
INTEL CORP                     COM              458140100     3925   142686 SH       SOLE                                     142686
INTERSIL CORP CL A             COM              46069S109     1511    63475 SH       SOLE                                      63475
INTERWAVE COMMUNICATIONS INTER COM              G4911N102       53    24120 SH       SOLE                                      24120
INTL BUSINESS MACHINES         COM              459200101     1990    22534 SH       SOLE                                      22534
J.P. MORGAN  CHASE & CO        COM              46625H100     2543    74071 SH       SOLE                                      74071
JOHNSON & JOHNSON              COM              478160104     1644    33200 SH       SOLE                                      33200
KOHLS CORP                     COM              500255104      407     7600 SH       SOLE                                       7600
KRAFT FOODS INC                COM              50075N104      402    13619 SH       SOLE                                      13619
LILLY ELI & CO                 COM              532457108     1259    21200 SH       SOLE                                      21200
LOWES COMPANIES INC            COM              548661107      641    12355 SH       SOLE                                      12355
MEDTRONIC INC                  COM              585055106     2357    50229 SH       SOLE                                      50229
MERCK & CO INC                 COM              589331107     1792    35393 SH       SOLE                                      35393
MICROSOFT CORP                 COM              594918104     2643    95107 SH       SOLE                                      95107
MORGAN STANLEY DEAN            COM              617446448      949    18798 SH       SOLE                                      18798
PAYCHEX INC                    COM              704326107      249     7350 SH       SOLE                                       7350
PEPSICO INC                    COM              713448108     2139    46671 SH       SOLE                                      46671
PFIZER INC                     COM              717081103     2649    87208 SH       SOLE                                      87208
PROCTER & GAMBLE               COM              742718109      346     3730 SH       SOLE                                       3730
SCHERING PLOUGH CORP           COM              806605101     1037    68076 SH       SOLE                                      68076
SEA CONTAINERS LTD CL A        COM              811371707      827    56595 SH       SOLE                                      56595
SHELL TRANS & TRAD  PLC        COM              822703609      910    24100 SH       SOLE                                      24100
SIRIUS SATELLITE RADIO         COM              82966U103       19    10500 SH       SOLE                                      10500
SYMANTEC CORP                  COM              871503108      775    12300 SH       SOLE                                      12300
TARGET CORP                    COM              87612E106     1222    32472 SH       SOLE                                      32472
UNITED TECHNOLOGIES            COM              913017109     1611    20843 SH       SOLE                                      20843
VERIZON COMMUNICATIONS         COM              92343V104      924    28470 SH       SOLE                                      28470
VODAFONE GROUP PLC ADR F       COM              92857W100     1124    55484 SH       SOLE                                      55484
WALT DISNEY CO                 COM              254687106     1266    62791 SH       SOLE                                      62791
WYETH                          COM              983024100     1452    31490 SH       SOLE                                      31490
ZIMMER HOLDINGS, INC           COM              98956P102      597    10842 SH       SOLE                                      10842